Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Equivalents, at Carrying Value	$ 0	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,010,875	3,800,000